Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Trading Symbol	ASFX
Entity Registrant Name	AMERICAN SCIENTIFIC RESOURCES INC
Entity Central Index Key	0001114605
Entity Filer Category	Smaller Reporting Company